Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2018
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Revenue from contracts with customers
18.	Revenue from contracts with customers

The Company derives revenue from the transfer of goods at a point in time for the following major product lines and geographical regions:

	2018	2017
Canadian
Dry cannabis	$12,219	$3,142
Cannabis oils	3,495	146
Other	232	195
	15,946	3,483
International
Dry cannabis	$1,155	$598
Cannabis oils	44	1
	1,199	599
Total gross revenue from contracts with customers	$17,145	$4,082

During the year ended December 31, 2018, the Company earned a total gross revenue of $2,832 from 1 major customer (2017 - $530 and $780 from 2 major customers, respectively). As at December 31, 2018, $50 (2017 - $nil) in expected credit losses has been recognized on receivables from contract with customers. Refer to Note 25(a)(i).